Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series E Preferred Stocks [Member]	Series F Preferred Stocks [Member]	Series G Preferred Stocks [Member]	Series H Preferred Stocks [Member]	Series AAA Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 6			$ 78	$ 3	$ 400	$ 220,598,180	$ (1,350,000)	$ (217,040,339)	$ 2,208,328
Beginning balance, shares at Dec. 31, 2023	61,688	0	0	768,473	31,413	3,994,926
Beginning balance, shares at Dec. 31, 2023								2,500
Common stock issued for services						$ 12	64,988			65,000
Common stock issued for services, shares	0					118,000		0
Common stock and pre-funded warrants issued under public offering, net of issuance costs						$ 112	399,888			400,000
Common stock and pre-funded warrants issued under public offering, net of issuance costs, shares						1,123,334
Accrued Series H Preferred Stock cash dividends							(46,108)			(46,108)
Repurchase of common stock held in Treasury								(6)		(6)
Stock based compensation							234			234
Net loss									(1,042,260)	(1,042,260)
Repurchase of common stock held in Treasury, shares								17
Ending balance, value at Mar. 31, 2024	$ 6			$ 78	$ 3	$ 524	221,017,182	$ (1,350,006)	(218,082,599)	1,585,188
Ending balance, shares at Mar. 31, 2024	61,688	0	0	768,473	31,413	5,236,260
Ending balance, shares at Mar. 31, 2024								2,517
Beginning balance, value at Dec. 31, 2023	$ 6			$ 78	$ 3	$ 400	220,598,180	$ (1,350,000)	(217,040,339)	$ 2,208,328
Beginning balance, shares at Dec. 31, 2023	61,688	0	0	768,473	31,413	3,994,926
Beginning balance, shares at Dec. 31, 2023								2,500
Repurchase of common stock held in Treasury, shares										17
Ending balance, value at Dec. 31, 2024	$ 6				$ 3	$ 1,872	230,266,097	$ (1,350,006)	(225,633,521)	$ 3,284,451
Ending balance, shares at Dec. 31, 2024	61,688	0	0	0	31,413	18,721,240
Ending balance, shares at Dec. 31, 2024								2,517
Common stock issued for services						$ 40	1,100,990			1,101,030
Common stock issued for services, shares						401,498
Common stock issued for cash						$ 43	569,457			569,500
Common stock issued for cash, shares						432,571
Stock based compensation							230			230
Note payable conversion to common stock						$ 2	29,998			30,000
Note payable conversion to common stock, shares						17,143
Common stock exchanged for investment						$ 13	500,001			500,014
Common stock exchanged for investment, shares						127,230
Common stock issued for warrant conversion						$ 29	(29)
Common stock issued for warrant conversion, shares						276,941
Net loss									(2,295,987)	(2,295,987)
Ending balance, value at Mar. 31, 2025	$ 6				$ 3	$ 1,999	$ 232,466,744	$ (1,350,006)	$ (227,929,508)	$ 3,189,238
Ending balance, shares at Mar. 31, 2025	61,688	0	0	0	31,413	19,976,623
Ending balance, shares at Mar. 31, 2025								2,517